Forward Purchase Agreement (Details Narrative) - USD ($)		12 Months Ended
	Jun. 16, 2022	Dec. 31, 2025	Dec. 31, 2024	Apr. 22, 2026	Mar. 31, 2026	Oct. 03, 2025	Sep. 30, 2025	Sep. 28, 2025	Jun. 30, 2025	Mar. 31, 2025	Jan. 25, 2023	Jan. 24, 2023	Dec. 31, 2022
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Stock closing price per share											$ 25.00	$ 40.00
FPA derivative liability								$ 7,300,000
Exercise price		$ 230	$ 230		$ 230	$ 40.00
Shares, issued		1,457			1,434		1,500
Gain (loss) on extinguishment of debt		$ 3,336,213
Beneficial ownership limitation percentage		4.99%					4.99%
Beneficial ownership limitation percentage increasable		9.99%					9.99%
Forward Purchase Agreement [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Sale of price per share		$ 800					$ 800
Forward purchase derivative liability													$ 7,300,000
Forward Purchase Agreement [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:OtherNonoperatingIncomeExpense
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Gain (loss) on extinguishment of debt		$ 3,300,000
Forward Purchase Agreement [Member] | Warrant [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Shares, issued							322,111
Series B Warrants [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Exercise price		$ 7.7644
Series B Convertible Preferred Stock [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Sale of price per share					$ 800
Series B Convertible Preferred Stock [Member] | Forward Purchase Agreement [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Shares, issued							5,002
Equity instruments issued value							$ 4.0
Maximum [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Prior reset price	$ 200.00
Minimum [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Prior reset price	$ 100.00
Stock closing price per share				$ 1.00	$ 1.00
Midtown East Management NL LLC [Member]
DisclosureForwardPurchaseAgreementLineItems [Line Items]
Stock redemption rights in exchange value	$ 7,300,000
Prior reset price									$ 25.00
Sale of price per share		$ 25.00
Stock closing price per share										$ 4.2945